Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Financial Information of Discontinued Operations

The major classes of line items constituting operating results of discontinued operations included in the Company’s consolidated statements of comprehensive income (loss) were as follows for the nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019. The gain from disposal of discontinued operations, net of income taxes, recorded for the year ended December 31, 2019, was to account for the reimbursement of legal and consulting expenses from the buyer in relation to the sale of ATA Online business.

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	484,873,277	194,939,146	—
Cost of revenues	255,263,889	116,432,436	—
Operating expenses	101,413,368	104,587,110	—
Other income (loss)	3,962,257	6,929,814	—
Income (loss) from operations of discontinued operations, before income taxes	132,158,277	(19,150,586)	—
Income tax expense (benefit)	31,517,344	(199,617)	—
Income (loss) from operations of discontinued operations, net of income taxes	100,640,933	(18,950,969)	—
Gain from disposal of discontinued operations, net of income taxes	—	937,605,948	4,894,197
Income from discontinued operations, net of income taxes	100,640,933	918,654,979	4,894,197
Net loss attributable to non-redeemable non-controlling interests from discontinued operations	(352,101)	(10,608)	—
Net Income from discontinued operations attributable to ATA Creativity Global	100,993,034	918,665,587	4,894,197

The condensed cash flows of the discontinued operations were as follows for the nine months ended December 31, 2017, and the years ended December 31, 2018 and 2019.

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	133,225,150	(25,108,520)	4,894,197
Net cash used in investing activities	(22,052,885)	(8,666,299)	—
Net cash used in financing activities	(93,811,830)	(21,098,633)	—